Leases (Details) - Schedule of relevant information related to our leases	Dec. 31, 2020
Schedule of relevant information related to our leases [Abstract]
Weighted-average remaining lease term	2 years 8 months 12 days
Weighted-average discount rate	6.00%	[1]

[1]	The discount rates applied to each operating lease reflects our estimated incremental borrowing rate which was determined based on lending rates specific to the type of leased real estate.